Basic and diluted earnings (loss) per share (Tables)	6 Months Ended
Jun. 30, 2021
Basic and diluted earnings per share
Schedule of basic and diluted earnings per share

	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Net income attributable to Vale's stockholders:
Net income	7,586	995	13,132	1,234

Thousands of shares
Weighted average number of shares outstanding - common shares	5,097,908	5,129,911	5,113,959	5,129,254

Basic and diluted earnings per share:
Common share (US$)	1.49	0.19	2.57	0.24